Capital Stock Narrative (Details) (USD $) In Thousands, except Share data, unless otherwise specified		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011 2007 Amended Share Repurchase Program	Mar. 31, 2008 2007 Amended Share Repurchase Program	Dec. 31, 2013 2011 Share Repurchase Program	Dec. 31, 2012 2011 Share Repurchase Program	Mar. 31, 2008 2011 Share Repurchase Program	Jan. 31, 2013 2013 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Number of shares authorized to be repurchased			3,000,000			1,500,000	1,500,000
Stock repurchased during period (shares)		1,360,000		729,000	1,500,000
Stock repurchased during period (amount)		$ 55,308		$ 38,692	$ 61,275
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	771,000